Investments Measured at Fair Value on Recurring Basis (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR	Sep. 30, 2014 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2014 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Sep. 30, 2014 Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2014 Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Sep. 30, 2014 Fair Value, Measurements, Recurring USD ($)	Sep. 30, 2014 Fair Value, Measurements, Recurring INR	Mar. 31, 2014 Fair Value, Measurements, Recurring INR	Sep. 30, 2014 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) USD ($)	Sep. 30, 2014 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2014 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Sep. 30, 2014 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) USD ($)	Sep. 30, 2014 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2014 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) INR
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading account securities	$ 600.3	37,172.5	65,077.9	0	25.9	37,172.5	65,052.0		37,172.5	65,077.9		0	25.9		37,172.5	65,052.0
Securities Available-for-Sale	18,056.0	1,118,027.0	908,824.3						1,117,322.6	908,128.9		503.5	341.1		1,116,819.1	907,787.8
Investments								$ 18,644.9	1,154,495.1	973,206.8	$ 8.1	503.5	367.0	$ 18,636.8	1,153,991.6	972,839.8